Preferred Stock and Warrant - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended		1 Months Ended
	Sep. 29, 2010	Dec. 31, 2012	Dec. 31, 2011	Feb. 06, 2009 Series A Preferred Stock	Sep. 29, 2010 Capital Purchase Program (CPP)	Sep. 29, 2010 Series CD Preferred Stock
Class of Stock [Line Items]
Proceeds received from treasury				$ 5,000,000
Issuance of preferred stock, shares				5,000		12,123
Common Stock, shares repurchased				54,705
Warrant, exercise price				13.71
Warrant, term period				10 years
Preferred Stock, liquidation preference		$ 1,000	$ 1,000
Preferred stock, annual dividend rate		9.00%			5.00%	2.00%
Proceeds received from treasury, warrant				300,000
Net proceeds from issuance and redemption of preferred stock				4,700,000		12,123,000
Accretion of Series A Preferred Stock discount, maximum amount				$ 5,000,000
Series UST Fixed rate cumulative perpetual preferred shares exchangeed to Series CD Preferred stocks					5,000
Series CD Fixed rate cumulative perpetual preferred shares issued in exchange to Series UST Preferred stocks		1,951,220				5,000
Limitations on payment of dividends on common stock	no more than 100% of the aggregate per share dividend.
Dividend declared and paid, common stock	$ 0.15